CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income for the year	$ (13,146,898)	$ 41,858,370
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Stock option compensation	31,043	312,207
Depreciation	131,594	47,940
Gain on sale of mining data	0	(52,500,000)
Arbitration award	0	(36,000,000)
Write-down of property, plant and equipment	6,067,967	14,000
Loss on marketable equity and debt securities	109,693	14,140,245
Income tax	(4,347,907)	(26,116,305)
Changes in non-cash working capital:
Net decrease (increase) in deposits and advances	860,826	(1,452,648)
· Net increase (decrease) in accounts payable and accrued expenses	19,713	(4,551,844)
Net cash used in operating activities	(10,273,969)	(64,248,035)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable debt securities	0	74,311,349
Purchase of property, plant and equipment	(10,010)	(89,679)
Net cash provided by (used in) investing activities	(10,010)	74,221,670
Cash Flows from Financing Activities:
Return of capital	(75,540,237)	0
Net cash used in financing activities	(75,540,237)	0
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(85,824,216)	9,973,635
Cash and cash equivalents - beginning of year	147,646,353	137,672,718
Cash and cash equivalents - end of year	61,822,137	147,646,353
Supplemental Cash Flow Information:
Cash paid for income taxes	$ 0	$ 16,146,188